Nature of Business (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2019	Jan. 02, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and cash balance	$ 637,291		$ 629,871	$ 272,976
Working capital deficit	(15,500,000)		12,600,000
Current operating lease liabilities	3,240,833 [1]	$ 3,774,148
Debt instrument, interest rate			8.00%
Increase in capital through equity financing, asset sales or other strategic transactions	$ 1,500,000
8% Non-Convertible Secured Debentures [Member]
Debt instrument, interest rate	8.00%
Debt instrument, interest rate terms	In addition, if we fail to meet various debt covenants going forward and are notified of the default by the noteholders of the 8% non-convertible secured debentures, we may be assessed additional default interest and penalties which would increase our obligations.
8% Non-Convertible Secured Debentures [Member] | Due on December 2019 [Member]
Debt instrument principal amount	$ 3,000,000
8% Non-Convertible Secured Debentures [Member] | Due by End of March 2020 [Member]
Debt instrument principal amount	3,000,000
8% Non-Convertible Secured Debentures [Member] | Due Over Next Twelve Months [Member]
Other debt obligations	680,000
Employee and Employer [Member]
Accrued taxes	$ 2,900,000		$ 2,300,000

[1]	Excludes South Africa as those amounts are recorded as assets and liabilities held for sale at September 30, 2019